Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment Information

16. Segment Information

The Company currently operates in three principal business segments globally — Portal advertising, Weibo and Others. Information regarding the business segments provided to the Company’s chief operating decision makers (“CODM”) are at the revenue or gross margin level. The Company currently does not allocate operating costs nor assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. The Company currently does not allocate other long-lived assets to the geographic operations, except for property and equipment.

The following tables present summary information by segment:

For the Year Ended December 31, 2012:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$363,198	$100,202	$463,400	$65,929	$529,329
Costs of revenues	154,526	46,977	201,503	46,429	247,932
Gross margin	57%	53%	57%	30%	53%
Operating expenses:
Sales and marketing			$101,962	$40,380	$142,342
Product development			37,020	71,186	108,206
General and administrative			33,619	5,778	39,397
Total operating expenses			172,601	117,344	289,945
Income (loss) from operations			89,296	(97,844)	(8,548)
Interest and other income, net			21,651	(4,853)	16,798
Loss from equity method investment, net			(9,390)	(1,340)	(10,730)
Realized gain on long-term investments			55,563	—	55,563
Investment and related impairment			(18,498)	—	(18,498)
Income (loss) before income tax expenses			138,622	(104,037)	34,585
Income tax benefit (expense)			(4,281)	1,551	(2,730)
Net income (loss)			$134,341	$(102,486)	$31,855

For the Year Ended December 31, 2013:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$378,068	$98,725	$476,793	$188,313	$665,106
Costs of revenues	161,385	49,788	211,173	59,891	271,064
Gross margin	57%	50%	56%	68%	59%
Operating expenses:
Sales and marketing			$97,342	$63,069	$160,411
Product development			45,592	100,740	146,332
General and administrative			42,210	22,517	64,727
Total operating expenses			185,144	186,326	371,470
Income (loss) from operations			80,476	(57,904)	22,572
Interest and other income, net			21,676	(2,884)	18,792
Change in fair value of investor option liability			—	21,064	21,064
Income (loss) from equity method investment, net			10,761	(1,236)	9,525
Realized gain (loss) on long-term investments			(10,503)	3,116	(7,387)
Investment and related impairment			(6,134)	—	(6,134)
Income (loss) before income tax expenses			96,276	(37,844)	58,432
Income tax expense			(14,331)	(271)	(14,602)
Net income (loss)			$81,945	$(38,115)	$43,830

For the Year Ended December 31, 2014:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$375,504	$58,565	$434,069	$334,172	$768,241
Costs of revenues	172,078	34,664	206,742	83,599	290,341
Gross margin	54%	41%	52%	75%	62%
Operating expenses:
Sales and marketing			$108,613	$120,314	$228,927
Product development			66,490	125,832	192,322
General and administrative			57,320	25,719	83,039
Goodwill impairment			14,526	—	14,526
Total operating expenses			246,949	271,865	518,814
Loss from operations			(19,622)	(21,292)	(40,914)
Interest and other income, net			22,167	6,758	28,925
Change in fair value of investor option liability			—	(46,972)	(46,972)
Income from equity method investment, net			19,471	—	19,471
Realized gain on long-term investments			227,824	—	227,824
Investment and related impairment			(19,593)	—	(19,593)
Income (loss) before income tax expenses			230,247	(61,506)	168,741
Income tax expense			(5,842)	(1,128)	(6,970)
Net income (loss)			$224,405	$(62,634)	$161,771

The following is a summary of the Company’s geographic operations:

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2012:
Net revenues	$525,678	$3,651	$529,329
Long-lived assets	$76,195	$445	$76,640
Year ended and as of December 31, 2013:
Net revenues	$660,695	$4,411	$665,106
Long-lived assets	$75,691	$5,229	$80,920
Year ended and as of December 31, 2014:
Net revenues	$762,200	$6,041	$768,241
Long-lived assets	$63,428	$301	$63,729

Revenues are attributed to the countries in which the invoices are issued.